Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Payment Arrangements [Abstract]
Summary of Expense Recognized for Employee Services Received	During the years ended December 31, 2025, 2024, and 2023, our share-based payment arrangements led to the following expenses:

		Years ended December 31,

(in millions €)	Note	2025	2024	2023
Expense arising from equity-settled share-based payment arrangements		89.0	74.9	44.1
BioNTech 2020 and 2024 Restricted Stock Unit Plans for Non-North American Employees	16.1.1	72.3	58.3	36.3
InstaDeep Employee Incentive Plan(1)	16.1.1	4.9	11.4	3.4
Employee Stock Ownership Plan	16.1.1	—	—	—
Management Board Grant	16.1.2	0.9	5.2	3.2
Chief Executive Officer Grant		—	—	1.2
Biotheus Founder SBP Program	16.1.3	10.9	—	—
Expense / (Income) arising from cash-settled share- based payment arrangements		17.3	26.0	7.3
BioNTech 2020 and 2024 Restricted Stock Unit Plans for North American Employees(2)	16.2.1	22.7	23.3	10.6
Employee Stock Ownership Plan	16.2.1	(1.2)	0.1	(0.9)
Management Board Grant	16.2.2	(4.2)	2.6	(2.4)
Total		106.3	100.9	51.4
Cost of sales		7.3	9.0	6.5
Research and development expenses		75.1	63.5	33.4
Sales and marketing expenses		3.6	2.5	1.0
General and administrative expenses		20.3	25.9	10.5
Total		106.3	100.9	51.4
(1)The first tranche of 40,249 RSUs vested in July 2024 and was settled in the three months ended September 30, 2024, in cash.
(2)In the fiscal year 2025 the BioNTech 2024 Restricted Stock Unit Plan for North America Employees was modified and is now settled only in cash.
For more details regarding the modification please see note 16.2.1. The expenses relating to the fiscal years 2025 and 2024 also contain the expenses from the former as equity settled classified 2024 Restricted Stock Unit Plan for North American Employees.

Summary of Number and Share Price of Restricted Stock Units

	LTI 2020 program	LTI 2021 program	LTI 2022 program	LTI 2023 program	LTI 2024 program - RSUs	LTI 2024 program - PRSUs
As of January 1, 2024	230,905	101,111	379,969	—	—	—
Granted	—	—	—	834,211	—	—
Forfeited / Modified	(4,541)	(2,332)	(12,507)	(62,902)	—	—
Settled	(225,201)	—	—	—	—	—
As of December 31, 2024	1,163	98,779	367,462	771,309	—	—
As of January 1, 2025	1,163	98,779	367,462	771,309	—	—
Granted / Allocated	—	—	—	—	977,498	21,878
Settled	(1,163)(3)	(96,068)(1)	—	—	(219,984)(2)	(2,521)(2)
Forfeited / Modified	—	(2,711)	(14,292)	(49,235)	(79,740)	(3,611)
As of December 31, 2025	—	—	353,170	722,074	677,774	15,746
thereof vested	—	—	270,428	371,401	—	—
thereof unvested	—	—	82,742	350,673	677,774	15,746
(1)The closing price of an American Depositary Share of BioNTech on Nasdaq on December 10, 2025, the last trading day before the settlement date, converted from USD to Euro using the exchange rate published by the German Central Bank (Deutsche Bundesbank) on the same day was
€82.29.
(2)The closing price of an American Depositary Share of BioNTech on Nasdaq on December 5, 2025, the last trading day before the settlement date, converted from USD to Euro using the exchange rate published by the German Central Bank (Deutsche Bundesbank) on the same day was
€82.65.
(3)The closing prices of an American Depositary Share of BioNTech on Nasdaq on April 3 and June 3, 2025, the last trading days before the settlement dates, converted from USD to Euro using the exchange rates published by the German Central Bank (Deutsche Bundesbank) on the
same days were €82.91 and €101.56.

	ESOP Award	RSU Award
As of January 1, 2024	406,353	160,997
Granted / Allocated	—	—
Settled	—	(40,249)(1)
As of December 31, 2024	406,353	120,748
As of January 1, 2025	406,353	120,748
Forfeited	—	(5,182)
Settled	—	(36,874)
As of December 31, 2025	406,353	78,692
(1)The first tranche of 40,249 RSUs vested in July 2024 and was settled in the three months ended September 30, 2024, in cash.

	RSU	PRSU
As of January 1, 2024	—	—
Granted May 15, 2024	356,757	34,481
Granted December 12, 2024	47,115
Forfeited	(24,284)	(2,915)
As of December 31, 2024	379,588	31,566
As of January 1, 2025	379,588	31,566
Granted May 14, 2025	330,774	32,160
Granted November 13, 2025	27,743
Forfeited	(67,430)	(5,465)
Settled	(91,828)	(7,644)
As of December 31, 2025	578,847	50,617
thereof vested	—	—
thereof unvested	578,847	50,617

Summary of Inputs Used in Measurement of Fair Value at Grant Date

	LTI 2020 program	LTI 2021 program	LTI 2022 program	LTI 2023 program	LTI 2024 program - RSUs	LTI 2024 program - PRSUs
Grant dates of the awards	December 2020	January 2022	December 2022	January 2024	January 2025	January 2025
Vesting	25% p.a.	25% p.a.	25% p.a.	25% p.a.	25% p.a.	25% p.a.
Weighted average fair value	€92.21	€203.22	€165.03	€97.99	€116.54	€101.84
Waiting period (in years)	4.0	4.0	4.0	4.0	—	—
The inputs used in the measurement of the fair values at the grant date of the ESOP were as follows:

	Grant date November 15, 2018	Grant date February 20, 2019
Weighted average fair value	€7.41	€6.93
Weighted average share price	€14.40	€15.72
Exercise price	€10.14	€15.03
Expected volatility	46.0%	46.0%
Expected life (years)	5.8	6.0
Risk-free interest rate	0.1%	0.1%
The parameters used for measuring the fair values as
of the respective allocation dates were as follows:

	Allocation date February 2020	Allocation date May 12, 2021(1)	Allocation date May 17, 2021(1)	Allocation date May 2022(1)	Allocation date May 2023	Allocation date August 2024	Allocation date May 2025 ESOP	Allocation date May 2025 PSU
Weighted average fair value	€10.83	€25.65	€21.60	€29.27	€45.73	€33.49	€46.15	€46.01
Weighted average share price	€28.20	€158.41	€168.77	€139.03	€98.93	€74.48	€83.00	€83.87
Exercise price(2)	€28.32	€157.64	€159.00	€129.45	€96.97	€75.91	€93.35	n/a
Expected volatility	36.6%	58.7%	58.7%	64.5%	47.2%	48.9%	66.4%	57.7%
Expected life (years)	4.7	4.6	4.6	5.8	5.8	5.8	5.8	5.8
Risk-free interest rate	1.6%	3.8%	3.8%	3.9%	3.7%	3.8%	4.5%	4.5%
(1)Classified as cash-settled share-based payment arrangement; all other share-based payment arrangements are classified as equity-settled.
(2)All share options are subject to an effective exercise price cap.
Summary of Number and Weighted-Average Exercise Price of Share Options	Below is an overview of changes to share options outstanding that occurred during the periods indicated:

	Share options outstanding	Weighted average exercise price (€)
As of January 1, 2024	320,393	11.24
Exercised(1)	(139,053)	10.14
As of December 31, 2024	181,340	12.08
As of January 1, 2025	181,340	12.08
Exercised(1)	(50,936)	10.14
As of December 31, 2025	130,404	12.84
thereof vested	130,404	12.84
(1)The average closing price of an American Depositary Share of BioNTech on Nasdaq weighted over the various dates immediately preceding the settlement dates, converted from USD to Euro using the exchange rate published by the German Central Bank (Deutsche Bundesbank) on the
same days was €91.64 and €83.45 for all settlements during the years ended December 31, 2025 and 2024, respectively.
The share options (including phantom share options) allocated to our Management Board as of the dates indicated are presented in the table below.

	Allocation date February 2020	Allocation date May 12, 2021(1)	Allocation date May 17, 2021(1)	Allocation date May 2022(1)	Allocation date May 2023	Allocation date August 2024	Allocation date May 2025 ESOP	Allocation date May 2025 PSU
(Phantom) share options outstanding as of January 1, 2024	248,096	43,501	6,463	86,118	130,586	—	—	—
Forfeited	—	—	—	(7,332)	(13,812)	(12,729)	—	—
Granted / Allocated	—	—	—	—	—	193,257	—	—
Exercised(2)	(209,128)	—	—	—	—	—	—	—
(Phantom) share options outstanding as of December 31, 2024	38,968	43,501	6,463	78,786	116,774	180,528	—	—
(Phantom) share options outstanding as of January 1, 2025	38,968	43,501	6,463	78,786	116,774	180,528	—	—
Granted / Allocated	—	—	—	—	—		79,255	63,405
Exercised		—	—	—	—	—	—	—
Forfeited	—	—	—	(5,533)	(18,416)	(38,188)	(11,047)	(8,838)
(Phantom) share options outstanding as of December 31, 2025	38,968	43,501	6,463	73,253	98,358	142,340	68,208	54,567
thereof allocated and vested but subject to performance and / or waiting requirements	38,968	43,501	6,463	60,922	60,689	45,133	—	—
thereof allocated and unvested	—	—	—	12,331	37,669	97,207	68,208	54,567
(1)Classified as cash-settled share-based payment arrangement; all other share-based payment arrangements are classified as equity-settled.
(2)The average closing price of an American Depositary Share of BioNTech on Nasdaq weighted over the various dates immediately preceding the settlement dates, converted from USD to Euro using the exchange rate published by the German Central Bank (Deutsche Bundesbank) on the
same days was €75.00 for all options exercised in 2024.